Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 17 – Subsequent Events

On January 23, 2014, First Federal of Northern Michigan Bancorp, Inc. (“First Federal Bancorp”) and Alpena Banking Corporation, jointly announced the execution of an agreement and plan of merger that provides for the integration of the two companies and their subsidiary community banking institutions. In connection with the all-stock transaction, which is based upon the pro rata tangible equity contribution of each company as of September 30, 2013, each share of common stock of Alpena Banking Corporation will be converted into the right to receive 1.549 shares of First Federal Bancorp common stock. The merger is subject to customary closing conditions, including approval by the shareholders of First Federal Bancorp and the shareholders of Alpena Banking Corporation and applicable banking regulatory authorities. It is anticipated the transaction will close late in the second quarter of 2014 or in the third quarter of 2014.